ACQUISITION OF S AND S BEVERAGE, INC. (Details) - USD ($)	Jun. 30, 2021	Jan. 21, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Inventory	$ 752,951		$ 660,504	$ 686,922
Property, plant and equipment, net (Website Development)	173,616		167,872	142,406
Total Assets	3,586,199		1,950,973	1,369,430
Interest payable	39,512		32,102	17,037
Current note payable - related party	6,000		12,000	12,000
Common Stock, $30.05 par value, 10,000 shares issued and outstanding, respectively	8,508		7,863	7,640
Additional paid-in-capital	6,139,686		4,746,447	4,155,775
Accumulated deficit	(11,472,974)		(9,280,036)	(6,154,441)
(error)	3,586,199		$ 1,950,973	$ 1,369,430
Accounts receivable	33,717
Website Development (Ooh La Lemin)	12,201
Goodwill	1,275,938
Total Assets	1,321,856
Accounts payable and accrued liabilities	956
Loan on Acquisition	650,000
Due to merger payments	400,000
Common stock, $.00001 par value, 9,000,000 shares issued	90
Additional paid-in capital	270,810.00
[custom:BusinessCombinationRecognizedIdentifiableAssetsAcquiredandLiabilitiesLiabilitiesAndStockholdersDeficit-0]	$ 1,321,856
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, net of allowance of $24,280		$ 9,437
Inventory		240,797
Property, plant and equipment, net (Website Development)		12,201
Total Assets		262,435
Accounts payable and accrued liabilities		55,553
Outstanding checks		23,058
Interest payable		11,915
Due to customers		19,667
Current note payable - related party		811,761
Common Stock, $30.05 par value, 10,000 shares issued and outstanding, respectively		300,500
Additional paid-in-capital		437,701
Accumulated deficit		(1,397,720)
(error)		262,435
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, net of allowance of $24,280		33,717
Inventory		249,648
Property, plant and equipment, net (Website Development)		12,201
Total Assets		295,566
Accounts payable and accrued liabilities		956
Outstanding checks
Interest payable
Due to customers
Current note payable - related party		1,050,000.00
Common Stock, $30.05 par value, 10,000 shares issued and outstanding, respectively
Additional paid-in-capital
Accumulated deficit
(error)